Fair value measurement - Transfers between levels (Details) - At fair value - Equity and debt securities $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($)
Financial instruments
Transfers from level 1 to level 2	$ 3,867
Transfers from level 2 to level 1	1,603
Level 2
Financial instruments
Transfers out of level 3	$ 15